ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2016
ACQUISITIONS AND DISPOSALS [Abstract]
ACQUISITIONS AND DISPOSALS
4.	ACQUISITIONS AND DISPOSALS

For the year ended December 31, 2014

Disposal of CAH and WHT

Based on the acquisition agreement of CAH entered in 2012, a “Put Option” was issued by New Chang’an pursuant to which the Company could put all its equity interests in CAH to New Chang’an with a consideration which should be not less than the original cost, including the consideration of the acquisition of WHT in 2010. This Put Option will expire after 39 months from the date on which the Company legally becomes a shareholder of CAH.

In 2014, the Group decided to exercise the Put Option and to sell CAH and WHT to New Chang’an. On December 3, 2014, the Group entered into a share transfer agreement with Datang Healthcare Corporation Limited (“Datang”), a related company of New Chang’an and independent of the Group, pursuant to which, the Group sold and Datang acquired, the Group’s 52% equity interests in CAH and WHT at a consideration of RMB248,311 and RMB149,612, respectively. The disposal was completed on December 18, 2014. The Group received RMB317,470 and RMB80,453 of the consideration in December 2014 and January 2015, respectively. The Group did not retain any continuing involvement in CAH or WHT after the disposal date.

The disposal of CAH and WHT meets the criteria of discontinued operations in accordance with ASC 205, Discontinued Operations (“ASC 205”). The financial results of CAH and WHT have been accounted for as discontinued operations whereby the results of operations of CAH and WHT have been excluded from the results of continuing operations and reported as discontinued operations for all periods presented.

The breakdown of assets and liabilities attributed to discontinued operations as of December 18, 2014 (the date of disposal), are as follows:

RMB
Current assets	122,280
Property, plant and equipment, net	620,883
Goodwill	292,885
Acquired intangible assets, net	28,929
Prepaid land lease payments	85,061
Indemnification assets, non-current portion	59,518
Loan to a non-controlling shareholder	72,609
Other non-current assets	40,651
Current liabilities	(483,969)
Non-current liabilities	(175,041)
Non-controlling interests	(304,370)

Net assets disposed	359,436

As a result of the disposal, the Group recognized a gain on the disposal of CAH and WHT of RMB38,487 as summarized below:

RMB
Consideration	397,923
Disposition of net assets	359,436

Gain on disposal of CAH and WHT	38,487

Reconciliation of the major line items constituting pretax profit of discontinued operations that are disclosed in the notes to financial statements to the after-tax profit of discontinued operations that are presented in the consolidated statement of comprehensive income (loss):

For the year ended December 31 2014
RMB
Major line items constituting pretax profit of discontinued operations:
Revenues	489,787
Cost of revenues	(435,785)
Selling, general and administrative expenses	(20,210)
Interest expense	(11,519)
Interest income	7,161
Other income	3,098
Pretax profit of discontinued operations	32,532

Pretax profit of discontinued operations attributable to noncontrolling interests	10,729
Pretax profit of discontinued operations attributable to ordinary shareholders	21,803
32,532

Pretax gain on the disposal of discontinued operations	38,487
Total pretax gain on discontinued operations	71,019

Income tax expense	(45,543)
Net income from discontinued operations	25,476

Net income (loss) from discontinued operations attributable to noncontrolling interests	(4,291)
Net income from discontinued operations attributable to ordinary shareholders	29,767
25,476

The following table summarizes cash flows from discontinued operations for the periods presented:

For the year ended December 31 2014
RMB
Net cash generated from operating activities	61,372
Net cash used in investing activities	(43,420)
Net cash generated from financing activities	10,627
Net increase in cash	28,579
Cash at beginning of the year	8,748
Cash at end of the year	37,327

For the year ended December 31, 2015

Acquisition of CHS

As part of the Group’s business expansion strategy to expand into hospital services abroad, on April 6, 2015, the Company, through its wholly owned subsidiary Concord Medical Services (International) Pte. Ltd., purchased 100% equity interest of Fortis Surgical Hospital from Fortis Healthcare International Pte. Ltd. (the “Seller”), a subsidiary of Fortis Healthcare Ltd., for a total cash consideration of SGD55,000 (in equivalent of RMB253,499). Fortis Surgical Hospital is a private facility in Singapore that was established in July 2012, currently with 31 bed patient capacity, The Group changed the name of the acquired hospital to Concord Healthcare Singapore Pte. Ltd. (“CHS”) after the acquisition.

The Company has completed the valuations necessary, with the assistance of an independent third party valuation firm, to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which a gain from bargain purchase was determined and recognized as of the acquisition date. The valuation utilized generally accepted valuation methodologies including the income, market and cost approaches. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of April 6, 2015, the date of acquisition:

RMB
Purchase consideration	253,499
Current assets	9,578
Property and equipment, net	260,321
Intangible assets	3,094
Current liabilities	(8,528)
Deferred tax assets	2,452
Deferred tax liabilities	(588)
Gain on bargain purchase	(12,830)

The Seller, an Indian listed company, intended to improve its financial gearing ratio so as to focus on India domestic market, and thus accepted a purchase price lower than the fair value of the net assets for the disposal of CHS which is an investment outside India. The Group performed a comprehensive reassessment of the procedures it used to identify and measure the assets acquired and liabilities assumed, and measure the consideration transferred to verify that all of those measurements are appropriate and reasonable. A gain on bargain purchase of RMB12,830 was recorded as “other income” in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2015.

The following unaudited supplemental pro forma consolidated financial information for the years ended December 31, 2014 and 2015 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what the combined company’s operating results would have been had the acquisition actually taken place on January 1, 2014, nor do they project the future results of operations of the combined company. The actual results of operations of the combined company may differ significantly from the pro forma adjustments reflected here due to many factors.

	Unaudited Supplemental Pro Forma
	For the year ended December 31
	2014	2015
	RMB	RMB
Net revenues	643,764	625,479
Net income	25,119	165,626

The results of operations of CHS since the acquisition date included in the consolidated statement of comprehensive income (loss) of the Company for the year ended December 31, 2015 is as follows:

For the Years Ended December 31,2015
RMB
Net revenues	18,739
Net loss	(39,628)

Disposal of JWYK

On June 30, 2015, the Group entered into a share exchange agreement with Beijing Allcure Medical Information Technology Co., Ltd. (“Allcure Information”), a newly established third-party company, pursuant to which, the Group exchanged 100% equity interest of Beijing Allcure Medical Technology Ltd. (“JWYK”) for 20% of Allcure Information’s equity interest. The disposal of JWYK was completed on July 24, 2015 and did not meet the criteria of discontinued operations in accordance with ASC 205.

The breakdown of assets and liabilities as of July 24, 2015 (the date of disposal), are as follows:

RMB
Current assets	5,335
Property, plant and equipment, net	2,470
Current liabilities	(2,026)
Net assets disposed	5,779

The Group, with the assistance of an independent third party valuation firm, determined the fair value of the 20% equity interest of Allcure Information based on a discounted cash flow model. The 20% equity interest in Allcure Information is accounted for as a cost method investment of the Group (note 15). As a result of the disposal of JWYK, the Group recognized a gain of RMB16,381 as “other income” as summarized below:

RMB
Consideration (20% of Allcure Information)	22,160
Disposition of net assets	5,779
Gain on disposal of JWYK	16,381

For the year ended December 31, 2016

Acquisition of Beijing Century Friendship and BPMC

On December 18, 2007, the Group entered into a framework agreement with Chang'an Information Industry (Group) Co., Ltd. (“Chang’an Information”) and China-Japan Friendship Hospital to set up Beijing Proton Medical Center Co., Ltd. (“BPMC”), a proton treatment center in Beijing. Pursuant to the framework agreement, the Group paid a deposit of RMB29,600 to Beijing Century Friendship Science & Technology Development Co., Ltd. (“Beijing Century Friendship”), an entity set up by Chang'an Information, to be used for the construction of the proton treatment center. BPMC was legally set up on July 6, 2012. On May 24, 2015, the Group entered into a transfer agreement with Chang’an Information to acquire 100% equity interest of Beijing Century Friendship at a cash consideration of RMB70,000. The closing of the acquisition of Beijing Century Friendship is subject to the condition that Beijing Century Friendship obtains 55% interest of BPMC. The Group fully paid the consideration of RMB70,000 and paid an additional RMB1,000 for the future operations of BPMC as of December 31, 2015. However, as Beijing Century Friendship did not obtain 55% equity interest in BPMC until January 27, 2016, the deposit of RMB70,000 paid by the Group was recorded as “deposit for non-current assets” in the consolidated balance sheets as of December 31, 2015.

The acquisition was completed on January 27, 2016 when Beijing Century Friendship obtained 55% equity interest in BPMC, at a total consideration of RMB100,600. Upon the completion, the Group holds 100% equity interests of Beijing Century Friendship and indirectly holds 80% equity interest of BPMC. The transaction did not meet the definition of a business acquisition and was accounted for as an asset acquisition under ASC 805. The purpose of the acquisition is to obtain the license to operate the proton treatment center from the Ministry of Health of China upon the completion of construction of the proton treatment center in BPMC. The major asset acquired was the prepayment for operating license of RMB99,851 (US$14,382) with other insignificant financial assets acquired and financial liabilities assumed.